Supplemental Guarantor/Non-Guarantor Financial Information (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 02, 2012	Aug. 26, 2012	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Supplemental condensed consolidating statements of operations
Net sales	$ 358,115,000	$ 365,434,000	$ 312,031,000	$ 312,290,000	$ 269,259,000	$ 334,067,000	$ 321,296,000	$ 305,529,000	$ 1,347,870,000	$ 1,230,151,000	$ 1,219,471,000
Cost and expenses:
Cost of goods sold									808,363,000	751,449,000	709,971,000
Selling, general and administrative									455,045,000	414,235,000	398,053,000
Asset impairment loss									827,000
Amortization expense									678,000	289,000	289,000
Restructuring expenses and asset impairment									2,421,000
Royalty (income) expense, net									(20,070,000)	(19,413,000)	(17,529,000)
Income from operations									100,606,000	83,591,000	128,687,000
Interest expense									89,305,000	87,743,000	85,617,000
Refinancing and extinguishment of debt									3,748,000	1,222,000	3,759,000
Other (income) expense, net									(605,000)	(451,000)	(226,000)
Income (loss) before income taxes									8,158,000	(4,923,000)	39,537,000
Income tax provision (benefit)									12,548,000	4,104,000	18,488,000
Equity in earnings of unconsolidated affiliates									5,175,000	3,371,000	3,611,000
Income (loss) from continuing operations	(3,746,000)	110,000	2,815,000	1,606,000	(14,025,000)	7,489,000	750,000	130,000	785,000	(5,656,000)	24,660,000
Loss from discontinued operations	(148,000)	(307,000)	(1,137,000)	(370,000)	(1,182,000)	(891,000)	(1,127,000)	(1,032,000)	(1,962,000)	(4,232,000)	(38,399,000)
Net loss									(1,177,000)	(9,888,000)	(13,739,000)
Net loss attributable to noncontrolling interests	(1,096,000)	(91,000)							1,187,000
Net income (loss) attributable to common shareholders	(2,798,000)	(106,000)	1,678,000	1,236,000	(15,207,000)	6,598,000	(377,000)	(902,000)	10,000	(9,888,000)	(13,739,000)
Combined Guarantor Subsidiaries
Supplemental condensed consolidating statements of operations
Net sales									1,052,587,000
Cost and expenses:
Cost of goods sold									636,718,000
Selling, general and administrative									368,095,000
Asset impairment loss									827,000
Amortization expense									289,000
Restructuring expenses and asset impairment									2,421,000
Royalty (income) expense, net									(20,070,000)
Income from operations									64,307,000
Interest expense									87,769,000
Refinancing and extinguishment of debt									3,748,000
Other (income) expense, net									32,000
Loss (income) from non-guarantor equity investees									(24,258,000)
Capital charge and intercompany interest allocation									(2,477,000)
Income (loss) before income taxes									(507,000)
Income tax provision (benefit)									(518,000)
Income (loss) from continuing operations									11,000
Net loss									11,000
Net income (loss) attributable to common shareholders									11,000
Combined Non-Guarantor Subsidiaries
Supplemental condensed consolidating statements of operations
Net sales									308,174,000
Cost and expenses:
Cost of goods sold									184,535,000
Selling, general and administrative									86,950,000
Amortization expense									389,000
Income from operations									36,300,000
Interest expense									1,536,000
Other (income) expense, net									(637,000)
Capital charge and intercompany interest allocation									2,477,000
Income (loss) before income taxes									32,924,000
Income tax provision (benefit)									13,066,000
Equity in earnings of unconsolidated affiliates									5,175,000
Income (loss) from continuing operations									25,033,000
Loss from discontinued operations									(1,962,000)
Net loss									23,071,000
Net loss attributable to noncontrolling interests									1,187,000
Net income (loss) attributable to common shareholders									24,258,000
Eliminations
Supplemental condensed consolidating statements of operations
Net sales									(12,891,000)
Cost and expenses:
Cost of goods sold									(12,890,000)
Income from operations									(1,000)
Loss (income) from non-guarantor equity investees									24,258,000
Income (loss) before income taxes									(24,259,000)
Income (loss) from continuing operations									(24,259,000)
Net loss									(24,259,000)
Net income (loss) attributable to common shareholders									$ (24,259,000)